Leases - Schedule of Classes of Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 125,198	$ 119,802	$ 47,501
Facilities
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	117,931	110,692
Fleet
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	268	389
Equipment
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 6,999	$ 8,721